Note Purchase Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Note Purchase Agreement
Note Purchase Agreement

Note 7. Note Purchase Agreement

On December 14, 2021, the Company entered into a Note Purchase Agreement (“NPA”) with three unrelated third-party purchasers (“Purchasers”). The Purchasers provided financing to the Company in the form of bridge financing, aggregating principal of $2,000,000 (the “Notes”). The principal under the Notes shall be payable on the earlier of (i) December 14, 2022, and (ii) the date on which the Company consummates an initial public offering (“IPO”), herein referred to as the “Maturity Date”. The Notes bear interest at 8% with interest payments due monthly. The Company and the Purchasers have entered into a Security Agreement whereby the Notes are collateralized by substantially all the assets of the Company, both tangible and intangible both currently owned with stated exclusions, as defined, and any future acquired with stated exclusions, as defined.

The NPA provides for covenants that until all of the Notes have been converted, exchanged, redeemed or otherwise satisfied in accordance with their terms, the Company shall not, and the Company shall not permit any of its subsidiaries without the prior written consent of the Purchasers, a) incur or guarantee any new debt, b) issue any securities that would cause a breach or default under the NPA, c) incur any liens other than permitted, d) redeem or repurchase shares, e) declare or pay any cash dividend or distribution, e) sell, lease or dispose of assets other than in the ordinary course of business or f) engage in different line of business.

As additional consideration to the Purchasers for providing the financing, the Company also agreed to a) issue each Purchaser a number of shares of the Company’s Common Stock equal to 50% of the original principal amount each Purchaser’s Note (the “Contingent Stock”) and b) issue each Purchaser a number of warrants, which would allow the Purchasers to purchase additional shares of the Company’s Common Stock, equal to 50% of the original principal amount each Purchaser’s Note for a term of 5.0 years (the “Contingent Warrants”).

For both the Contingent Stock and the Contingent Warrants, the number of shares and warrants that each Purchaser will be issued is unknown at the time of the NPA and will be determined based on a formula of 50% of the original principal amount divided by a “Subsequent Offering Price” based on the valuation in a future offering of Common stock or other equity interest in the Company (such offering referred to as a “Consummated Offering”) during the period beginning on December 14, 2021 through and including the date the Company consummates an initial public offering (“IPO”) (such period referred to as the “Subsequent Offering Period”).

In accordance with ASC 480-10-25-14, a fixed monetary amount exists at inception for the total value of Contingent Stock that may be issued to each Purchaser. The Contingent Stock is not considered outstanding at inception, as it will only be issued upon the consummation of a Consummated Offering, and accordingly, is a conditional obligation. As such the fair market value (“FMV”) of the Contingent Stock at inception was $677,000, which was recorded as debt discount. Similarly, a fixed monetary amount further exists in inception for the total value of Contingent Warrants that may be issued to each Purchaser. Accordingly, a conditional obligation exists and as such the FMV of Contingent Warrants at inception was $585,000, which has been recorded as debt discount. The Company incurred $197,500 of debt issuance costs associated with the NPA. The debt issuance costs were allocated between the Notes, Contingent Stock and Contingent Warrants in a manner that was consistent with the allocation of the proceeds of the Notes. The portion of the debt issuance costs which were allocated to the Contingent Stock and Contingent Warrants, which was $124,460, was expensed during the year ended December 31, 2021. The debt issuance costs allocated to the Notes were recorded as a debt discount.

The Contingent Stock and Contingent Warrant liabilities were measured at FMV on the date of issuance (based on the Black-Scholes valuation model).

At inception, the Notes were recorded at the net amount of approximately $665,000, after adjusting for debt discounts of approximately $1,335,000 relating to the debt issuance costs, Contingent Stock and Contingent Warrants. Management calculates the effective interest rate (“EIR”) to consider the potential repayment at redemption date by reference to the face value amount after taking into account the stated 8% interest rate. In 2022, through the repayment date, the Company recorded interest expense of $39,111 (2021 - $nil) and accreted interest of $1,299,895 (2021 - $nil) and repaid the $2,000,000 Notes with proceeds from the IPO that closed on April 19, 2022.

The Contingent Stock and Contingent Warrant liabilities were measured at FMV on the date of issuance using the Black-Scholes valuation model.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(Unaudited)

Note 7. Note Purchase Agreement (continued)

The value of the Contingent Stock and Contingent Warrants is required to be re-measured at FMV at each reporting date, using either the Black-Scholes valuation model or other valuation method, with recognition of the changes in fair value to other income or expense in the consolidated statement of operations in accordance with ASC 480, Debt and Equity. On April 19, 2022, the Company issued 235,295 shares of Common Stock to settle the Contingent Stock liability, re-measured the liability at its estimated FMV based on the stock’s trading price and reclassified $496,000 to Common Stock Par Value and Additional Paid in Capital.

In connection with the closing of the IPO, 235,295 Contingent Warrants (“Note Warrants”) with an exercise price of $4.25. were issued. The terms of the Note Warrants continue to require classification as a liability under ASC 815 with recognition of the changes in fair value to other income or expense in the consolidated statement of operations in accordance with ASC 480 Debt and Equity. During the nine months ended September 30, 2022, the Company recorded a FMV income adjustment of $502,648 to reduce the Warrant liability from $585,000 at December 31, 2021 to $82,352 at September 30, 2022. (See Notes 8 and 10)

Note 6. Note Purchase Agreement

On December 14, 2021, the Company entered into a Note Purchase Agreement (“NPA”) with three unrelated third-party purchasers (“Purchasers”). The Purchasers provided financing to the Company in the form of bridge financing, aggregating principal of $2,000,000 (the “Notes”). The principal under the Notes shall be payable on the earlier of (i) December 14, 2022, and (ii) the date on which the Company consummates an initial public offering (“IPO”), herein referred to as the “Maturity Date”. The Notes bear interest at 8% with cash interest payments due monthly. The Company and the Purchasers have entered into a Security Agreement whereby the Notes are collateralized by substantially all the assets of the Company, both tangible and intangible both currently owned with stated exclusions, as defined, and any future acquired with stated exclusions, as defined.

The NPA provides for covenants that until all of the Notes have been converted, exchanged, redeemed or otherwise satisfied in accordance with their terms, the Company shall not, and the Company shall not permit any of its Subsidiaries without the prior written consent of the Purchasers, a) incur or guarantee any new debt, b) issue any securities that would cause a breach or default under the NPA, c) incur any liens other than permitted, d) redeem or repurchase shares, e) declare or pay any cash dividend or distribution, e) sell, lease or dispose of assets other than in the ordinary course of business or f) engage in different line of business.

As additional consideration to the Purchasers for providing the financing, the Company also agreed to a) issue each Purchaser a number of shares of the Company’s Common Stock equal to 50% of the original principal amount each Purchaser’s Note (the “Contingent Stock”) and b) issue each Purchaser a number of warrants, which would allow the Purchasers to purchase additional shares of the Company’s Common Stock, equal to 50% of the original principal amount each Purchaser’s Note (the “Contingent Warrants”).

For both the Contingent Shares and the Contingent Warrants, the number of shares and warrants that each Purchaser will be issued is unknown at the time of the NPA and will be determined based on a formula of 50% of the original principal amount divided by a “Subsequent Offering Price” based on the valuation in a future offering of Common stock or other equity interest in the Company (such offering referred to as a “Consummated Offering”) during the period beginning on December 14, 2021 through and including the date the Company consummates an initial public offering (“IPO”) (such period referred to as the “Subsequent Offering Period”).

If the Company has a Consummated Offering, which is not an IPO, each Purchaser can elect to use the price per share of that Consummated Offering to determine the quantity of Contingent Stock and Contingent Warrants it would be issued from the Company. However, each Purchaser also has an option to elect not to use that price per share, but instead utilize the price per share from a future IPO to determine the quantity of Contingent Stock and Contingent Warrants it would be issued from the Company. In the event the Company has an offering that is not an IPO after December 14, 2021, and any Purchaser does not elect to utilize that per share price to determine the quantity of Contingent Stock or Contingent Warrants it would receive (with the plan to utilize a future IPO’s per share price), and there ultimately is no IPO in the future, the Company would not issue any Contingent Stock or Contingent Warrants to that Purchaser. In the event that the Company never has any Consummated Offering after December 14, 2021 (whether it be an IPO or other type of offering), the Contingent Stock and Contingent Warrants would never be issued to the Purchasers.

In accordance with ASC 480-10-25-14, a fixed monetary amount exists at inception for the total value of Contingent Stock that may be issued to each Purchaser. The Contingent Stock, is not considered outstanding at inception, as it will only be issued upon the consummation of a Consummated Offering, and accordingly, is a conditional obligation. As such the fair market value (“FMV”) of the Contingent Stock at inception was $677,000, which was recorded as debt discount. Similarly, a fixed monetary amount further exists in inception for the total value of Contingent Warrants that may be issued to each Purchaser. Accordingly, a conditional obligation exists and as such the FMV of Contingent Warrants at inception was $585,000, which has been recorded as debt discount. The Company incurred $197,500 of debt issuance costs associated with the NPA. The debt issuance costs were allocated between the Notes, Contingent Stock and Contingent Warrants in a manner that was consistent with the allocation of the proceeds of the Notes. The portion of the debt issuance costs which were allocated to the Contingent Stock and Contingent Warrants, which was $124,460, was expensed into operations. The debt issuance costs allocated to the Note was recorded as a debt discount.

The Contingent Stock and Contingent Warrant liabilities were measured at FMV on the date of issuance (based on the Black-Scholes valuation model). In estimating the fair value of the Contingent Stock and Warrants at the inception date and December 31, 2021, the Company estimated the probability of a Consummated Offering of 80% and a probability of the note held to maturity of 15%. The Contingent Stock was measured using a 15% discount for lack of marketability using the Finnerty model and the Contingent Warrants were measured using the Black-Scholes option-pricing model using the following assumptions:

	Stock	Warrants
Expected term (years)	.5	5.5
Risk- Free interest rate	.13%	1.27%
Expected Volatility	99%	92%
Dividend rate	0%	0%

SHARPS TECHNOLOGY, INC.

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2021 AND 2020

Note 6. Note Purchase Agreement (continued)

The Notes were recorded at the net amount of approximately $665,000, after adjusting for debt discounts of approximately $1,335,000 relating to the debt issuance costs, Contingent Stock and Contingent Warrants. Management calculates the effective interest rate (“EIR”) to consider the potential repayment at redemption date by reference to the face value amount after taking into account the stated 8% interest rate. For the year ended December 31, 2021 the Company recorded interest expense of $8,000 and accreted interest of $35,000.

The value of the Contingent Stock and Contingent Warrants is required to be re-measured at FMV at each reporting date (based on the Black-Scholes valuation model) with recognition of the changes in fair value to other income or expense in the consolidated statement of operations in accordance with ASC 480, Debt and Equity. At December 31, 2021, no FMV adjustment was required.